Other Accounts Payable - Disclosure of Net Defined Benefit Liability (Asset) (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	S/ 8,907	S/ 5,260
Business combination balances		248	S/ 4,718
Included in profit or loss
Current service cost	736	496	98
Cancellation retirement benefits		(292)
Interest cost	680	497	103
Benefits paid	(20)	(244)	(47)
Net defined benefit liability (asset) resulting from expense (income) in profit or loss	10,303	5,965	154
Remeasurement of actuarial loss (gain) arising from:
Experience adjustment	(1,166)	2,122	339
Financial assumptions	(357)	80	98
Exchange difference	(1,474)	740	(49)
Net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income	(2,997)	2,942	388
Ending balance	7,306	8,907	5,260
Current	1,582	1,931	1,303
Non-current	5,724	6,976	3,957
Seniority Premium [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	8,907	5,030
Business combination balances		248	4,420
Included in profit or loss
Current service cost	736	472	93
Interest cost	680	478	98
Benefits paid	(20)	(244)	(22)
Net defined benefit liability (asset) resulting from expense (income) in profit or loss	10,303	5,984	169
Remeasurement of actuarial loss (gain) arising from:
Experience adjustment	(1,166)	2,122	393
Financial assumptions	(357)	80	95
Exchange difference	(1,474)	721	(47)
Net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income	(2,997)	2,923	441
Ending balance	S/ 7,306	8,907	5,030
Retirement benefits [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance		230
Business combination balances			298
Included in profit or loss
Current service cost		24	5
Cancellation retirement benefits		(292)
Interest cost		19	5
Benefits paid			(25)
Net defined benefit liability (asset) resulting from expense (income) in profit or loss		(19)	(15)
Remeasurement of actuarial loss (gain) arising from:
Experience adjustment			(54)
Financial assumptions			3
Exchange difference		19	(2)
Net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income		S/ 19	(53)
Ending balance			S/ 230